FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of fair value measurements
		Fair value measurements as of
Description	Fair Value Hierarchy	June 30, 2024	June 30, 2023
		Unaudited	Unaudited
Assets:
Short-term investments:
U.S. government bonds	Level 2	$32,688	$11,742